Consolidated Statements of Shareholders Equity - CAD ($)	Total	Common Shares	Contributed Capital	Deficit
Balance, amount at Dec. 31, 2020		$ 95,327,123	$ 9,355,716	$ (83,878,714)
Issuance of common stock, net of share issuance costs for Rights Offering (Note 15)		0
Issuance of common stock, net of share issuance costs for Private placement (Note 15)		0
Issuance of common stock, net of share issuance costs for Employee Share Purchase Plan (Note 15)		173,023
Issuance of common stock, net of share issuance costs for Restricted Stock Unit Plan (Note 15)		114,604
Acquisition of SFD? Geothermal Right (Note 15)		164,602
Issuance of Equity for intellectual property (Note 15)			207,300
Transfer of equity to common shares (Note 15)			(207,300)
Recognition of stock based compensation expense (Note 17)			26,250
Net loss	$ (3,123,799)			(3,123,799)
Balance, amount at Dec. 31, 2021	18,158,805	95,779,352	9,381,966	(87,002,513)
Issuance of common stock, net of share issuance costs for Rights Offering (Note 15)		216,062
Issuance of common stock, net of share issuance costs for Private placement (Note 15)		216,182
Issuance of common stock, net of share issuance costs for Employee Share Purchase Plan (Note 15)		89,127
Issuance of common stock, net of share issuance costs for Restricted Stock Unit Plan (Note 15)		122,925
Issuance of Equity for intellectual property (Note 15)			0
Transfer of equity to common shares (Note 15)			0
Recognition of stock based compensation expense (Note 17)			22,552
Net loss	(6,733,076)			(6,733,076)
Acquisition of SFD? Geothermal Right (Note 15)		0
Balance, amount at Dec. 31, 2022	12,092,577	96,423,648	9,404,518	(93,735,589)
Issuance of common stock, net of share issuance costs for Employee Share Purchase Plan (Note 15)		66,755
Issuance of common stock, net of share issuance costs for Restricted Stock Unit Plan (Note 15)		66,811
Issuance of Equity for intellectual property (Note 15)			0
Transfer of equity to common shares (Note 15)			0
Recognition of stock based compensation expense (Note 17)			148,321
Net loss	(5,451,112)			(5,451,112)
Issuance of common stock, net of share issuance costs for Private placement (Note 15)		1,622,057
Acquisition of SFD? Geothermal Right (Note 15)		0
Issuance of common stock, net of share issuance costs for Rights Offering (Note 15)		0
Balance, amount at Dec. 31, 2023	$ 8,545,409	$ 98,179,271	$ 9,552,839	$ (99,186,701)